N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Cornerstone (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions Cornerstone (Series II) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Cornerstone | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%